UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          IndexIQ Advisors LLC
Address:       800 Westchester Avenue, Suite N-611
               Rye Brook, NY 10573


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Adam S. Patti
Title:         Chief Executive Officer
Phone:         914.697.4945

Signature, Place, and Date of Signing:

/s/ Adam S. Patti             Rye Brook, New York            February 12, 2010
---------------------         ---------------------          -----------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

2

Form 13F Information Table Entry Total:

97

Form 13F Information Table Value Total:

$173,646                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.   Form 13F File Number        Name

    01 - Financial Development LLC

    02 - Financial Development Holdco LLC

          Column 1                Column 2       Column 3  Column 4       Column 5     Column 6 Column 7         Column 8

                                   TITLE OF                  VALUE    SHARES   SH/PUT/  INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                      CLASS         CUSIP    (x$1000)  PRN AMT  PRN CALL  DSCRETN MANAGERS     SOLE  SHARED      NONE
----------------------------  ----------------  ---------  --------  -------  --------  ------- --------  -------  ------      ----
3COM CORP                     COM               885535104  $     60    8,005     SH     Shared   01, 02     8,005
AFFILIATED COMPUTER SERVICES  CL A              008190100  $    222    3,721     SH     Shared   01, 02     3,721
ALLIED CAP CORP NEW           COM               01903Q108  $     60   16,699     SH     Shared   01, 02    16,699
ALPHA NATURAL RESOURCES INC   COM               02076X102  $    104    2,405     SH     Shared   01, 02     2,405
AMERICAN WTR WKS CO INC NEW   COM               030420103  $     50    2,239     SH     Shared   01, 02     2,239
AQUA AMERICA INC              COM               03836W103  $     33    1,885     SH     Shared   01, 02     1,885
ARCH COAL INC                 COM               039380100  $     71    3,174     SH     Shared   01, 02     3,174
ARCHER DANIELS MIDLAND CO     COM               039483102  $     92    2,937     SH     Shared   01, 02     2,937
BARCLAYS BK PLC               IPSP CROIL ETN    06738C786  $      2       70     SH     Shared   01, 02        70
BARCLAYS BK PLC               DJUBS CMDT ETN36  06738C778  $    520   12,314     SH     Shared   01, 02    12,314
BJ SVCS CO                    COM               055482103  $    270   14,499     SH     Shared   01, 02    14,499
BLACK & DECKER CORP           COM               091797100  $     52      795     SH     Shared   01, 02       795
BUCYRUS INTL INC NEW          COM               118759109  $     82    1,454     SH     Shared   01, 02     1,454
BURLINGTON NORTHN SANTA FE C  COM               12189T104  $    212    2,147     SH     Shared   01, 02     2,147
CHEVRON CORP NEW              COM               166764100  $     30      393     SH     Shared   01, 02       393
CONAGRA FOODS INC             COM               205887102  $     46    1,997     SH     Shared   01, 02     1,997
CONOCOPHILLIPS                COM               20825C104  $     21      408     SH     Shared   01, 02       408
CONSOL ENERGY INC             COM               20854P109  $    173    3,480     SH     Shared   01, 02     3,480
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN      23130A102  $    294    2,762     SH     Shared   01, 02     2,762
ENCORE ACQUISITION CO         COM               29255W100  $     67    1,395     SH     Shared   01, 02     1,395
EXXON MOBIL CORP              COM               30231G102  $     52      768     SH     Shared   01, 02       768
FINANCIAL FED CORP            COM               317492106  $     15      546     SH     Shared   01, 02       546
FLOWERS FOODS INC             COM               343498101  $      9      380     SH     Shared   01, 02       380
FLOWSERVE CORP                COM               34354P105  $     75      796     SH     Shared   01, 02       796
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  $     57      704     SH     Shared   01, 02       704
GENERAL MLS INC               COM               370334104  $     99    1,405     SH     Shared   01, 02     1,405
GRACO INC                     COM               384109104  $     29      999     SH     Shared   01, 02       999
HARLEYSVILLE NATL CORP PA     COM               412850109  $     15    2,330     SH     Shared   01, 02     2,330
HERSHEY CO                    COM               427866108  $     27      767     SH     Shared   01, 02       767
HORMEL FOODS CORP             COM               440452100  $    226    5,869     SH     Shared   01, 02     5,869
IDEX CORP                     COM               45167R104  $     41    1,313     SH     Shared   01, 02     1,313
IMS HEALTH INC                COM               449934108  $    199    9,440     SH     Shared   01, 02     9,440
IOWA TELECOMM SERVICES INC    COM               462594201  $     18    1,083     SH     Shared   01, 02     1,083
ISHARES INC                   MSCI CDA INDEX    464286509  $      1       20     SH     Shared   01, 02        20
ISHARES INC                   MSCI BRAZIL       464286400  $     62      828     SH     Shared   01, 02       828
ISHARES INC                   MSCI GERMAN       464286806  $     37    1,630     SH     Shared   01, 02     1,630
ISHARES INC                   MSCI FRANCE       464286707  $     50    1,949     SH     Shared   01, 02     1,949
ISHARES INC                   MSCI NETHR INVES  464286814  $     65    3,161     SH     Shared   01, 02     3,161
ISHARES INC                   MSCI ITALY        464286855  $     65    3,315     SH     Shared   01, 02     3,315
ISHARES INC                   MSCI TAIWAN       464286731  $     62    4,769     SH     Shared   01, 02     4,769
ISHARES INC                   MSCI AUSTRALIA    464286103  $      1       23     SH     Shared   01, 02        23
ISHARES INC                   MSCI SINGAPORE    464286673  $      1       58     SH     Shared   01, 02        58
ISHARES INC                   MSCI STH AFRCA    464286780  $     20      357     SH     Shared   01, 02       357
ISHARES INC                   MSCI AUSTRIA INV  464286202  $     64    3,296     SH     Shared   01, 02     3,296
ISHARES SILVER TRUST          ISHARES           46428Q109  $      3      193     SH     Shared   01, 02       193
ISHARES TR                    BARCLYS CR BD     464288620  $  1,291   12,837     SH     Shared   01, 02    12,837
ISHARES TR                    JPMORGAN USD      464288281  $  2,750   27,023     SH     Shared   01, 02    27,023
ISHARES TR                    BARCLYS SH TREA   464288679  $  8,315   75,458     SH     Shared   01, 02    75,458
ISHARES TR                    HIGH YLD CORP     464288513  $  7,624   86,793     SH     Shared   01, 02    86,793
ISHARES TR INDEX              BARCLYS TIPS BD   464287176  $    277    2,666     SH     Shared   01, 02     2,666
ISHARES TR INDEX              RUSSELL 2000      464287655  $    381    6,098     SH     Shared   01, 02     6,098
ISHARES TR INDEX              BARCLY USAGG B    464287226  $  7,276   70,510     SH     Shared   01, 02    70,510
ISHARES TR INDEX              MSCI EAFE IDX     464287465  $  5,267   95,283     SH     Shared   01, 02    95,283
ISHARES TR INDEX              BARCLYS 1-3 YR    464287457  $ 15,964  192,430     SH     Shared   01, 02   192,430
ISHARES TR INDEX              IBOXX INV CPBD    464287242  $ 33,873  325,232     SH     Shared   01, 02   325,232
ISHARES TR INDEX              BARCLYS 20+ YR    464287432  $    784    8,723     SH     Shared   01, 02     8,723
ISHARES TR INDEX              MSCI EMERG MKT    464287234  $ 25,913  624,407     SH     Shared   01, 02   624,407
JOY GLOBAL INC                COM               481165108  $     99    1,917     SH     Shared   01, 02     1,917
KELLOGG CO                    COM               487836108  $     87    1,634     SH     Shared   01, 02     1,634
KRAFT FOODS INC               CL A              50075N104  $    181    6,654     SH     Shared   01, 02     6,654
MASSEY ENERGY CORP            COM               576206106  $     70    1,656     SH     Shared   01, 02     1,656
MCCORMICK & CO INC            COM NON VTG       579780206  $     19      515     SH     Shared   01, 02       515
MEADWESTVACO CORP             COM               583334107  $     33    1,149     SH     Shared   01, 02     1,149
MPS GROUP INC                 COM               553409103  $    162   11,783     SH     Shared   01, 02    11,783
NEWMONT MINING CORP           COM               651639106  $     24      497     SH     Shared   01, 02       497
OCCIDENTAL PETE CORP DEL      COM               674599105  $     18      221     SH     Shared   01, 02       221
PEABODY ENERGY CORP           COM               704549104  $    235    5,198     SH     Shared   01, 02     5,198
PENTAIR INC                   COM               709631105  $     49    1,531     SH     Shared   01, 02     1,531
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT      73935S105  $  2,668  108,375     SH     Shared   01, 02   108,375
POWERSHARES DB G10 CURCY HAR  COM UT BEN INT    73935Y102  $ 11,797  501,128     SH     Shared   01, 02   501,128
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573  $  1,226   48,037     SH     Shared   01, 02    48,037
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD    73936B408  $      2       68     SH     Shared   01, 02        68
POWERSHS DB MULTI SECT COMM   DB ENERGY FUND    73936B101  $      2       69     SH     Shared   01, 02        69
POWERSHS DB MULTI SECT COMM   DB PREC MTLS      73936B200  $      5      120     SH     Shared   01, 02       120
POWERSHS DB MULTI SECT COMM   DB BASE METALS    73936B705  $      3      141     SH     Shared   01, 02       141
POWERSHS DB MULTI SECT COMM   DB OIL FUND       73936B507  $    158    5,729     SH     Shared   01, 02     5,729
PROSHARES TR                  PSHS REAL ESTAT   74347R552  $    639   85,217     SH     Shared   01, 02    85,217
PROSHARES TR                  PSHS ULSHRUS2000  74347R834  $      3      105     SH     Shared   01, 02       105
PROSHARES TR II               ULTRASHRT EURO    74347W882  $   0.24       13     SH     Shared   01, 02        13
RALCORP HLDGS INC NEW         COM               751028101  $     16      271     SH     Shared   01, 02       271
SARA LEE CORP                 COM               803111103  $     43    3,532     SH     Shared   01, 02     3,532
SCHLUMBERGER LTD              COM               806857108  $     24      371     SH     Shared   01, 02       371
SEABOARD CORP                 COM               811543107  $     65       48     SH     Shared   01, 02        48
SMITHFIELD FOODS INC          COM               832248108  $    113    7,437     SH     Shared   01, 02     7,437
SMUCKER J M CO                COM NEW           832696405  $     31      507     SH     Shared   01, 02       507
SPDR GOLD TRUST               GOLD SHS          78463V107  $    415    3,863     SH     Shared   01, 02     3,863
SPDR SERIES TRUST             BRCLYS AGG ETF    78464A649  $    126    2,301     SH     Shared   01, 02     2,301
SPDR SERIES TRUST             BRCLYS INTL ETF   78464A516  $  3,943   69,381     SH     Shared   01, 02    69,381
SPDR SERIES TRUST             BRCLYS 1-3MT ETF  78464A680  $  4,768  103,937     SH     Shared   01, 02   103,937
SPDR SERIES TRUST             BRCLYS YLD ETF    78464A417  $  5,408  139,345     SH     Shared   01, 02   139,345
SUN MICROSYSTEMS INC          COM NEW           866810203  $    294   31,428     SH     Shared   01, 02    31,428
SWITCH & DATA FACILITIES COM  COM               871043105  $     83    4,090     SH     Shared   01, 02     4,090
TYSON FOODS INC               CL A              902494103  $    168   13,710     SH     Shared   01, 02    13,710
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937835  $  3,990   50,770     SH     Shared   01, 02    50,770
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937827  $ 10,301  129,512     SH     Shared   01, 02   129,512
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF       922042858  $ 12,116  295,505     SH     Shared   01, 02   295,505
VANGUARD TAX-MANAGED FD       EUROPE PAC ETF    921943858  $    631   18,463     SH     Shared   01, 02    18,463
VARIAN INC                    COM               922206107  $    166    3,212     SH     Shared   01, 02     3,212